Provisions - Summary of Provisions Analysed as Current and Non-Current (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [abstract]
Current	$ 3	$ 3
Non-current	5	5
Provisions current and non-current	$ 8	$ 8	$ 15